Accounts Receivable, Net	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET
3.	ACCOUNTS RECEIVABLE, NET

Accounts receivable as of December 31, 2018 and 2017 consist of the following:

	2018	2017
Accounts receivable	$118,922	$34,021
Less: reserve for doubtful accounts	(26,773)	(24,316)
Accounts receivable, net	$92,149	$9,705

During the years ended December 31, 2018, 2017 and 2016, bad debts (recovery of bad debts) from continuing operations were $5,826, ($46,831) and ($139,716) respectively. During the year ended December 31, 2016, there were no bad debts from discontinued operations.